ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

	2021	2020
Trade	$479.3	$338.7
Other	51.1	19.7
	$530.4	$358.4